Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Taxes

Note 8Income Taxes

The components of income tax expense for the three months ended March 31 were as follows:

	March 31,	March 31,
	2024	2023
Income (loss) before taxes	$29,169	$(456,019)
Expected United States income tax (expense) benefit at a statutory rate of 21%	$(6,125.49)	$137,171
Expected State income tax (expense) benefit at a statutory rate of 0% and 8.84% at March 31, 2024 and 2023, respectively	—	45,672
Valuation allowance	6,125.49	—
Total income tax benefit	$—	$182,843

For the three months ended March 31, 2024, the Company recorded income tax benefit of $0 for continuing operations. The effective tax rate of 0% for the three months ended March 31, 2024 varied from the statutory United States federal income tax rate of 21.0% primarily due to the effect of state income taxes, net of the federal benefit, and adjustments for meals and entertainment and changes in valuation allowance. The Company recognizes income tax benefits from uncertain tax positions where the realization of the ultimate benefit is uncertain. As of March 31, 2024, the Company has no unrecognized income tax benefits.

Note 8 Income Taxes

The major components of income tax (expense) benefit for the years ended December 31, 2023 and 2022:

Consolidated income statement	December 31, 2023	December 31, 2022
Current income Tax:	$—	$—
Current tax on profits	14,334	—
Tax regarding prior years		—
Deferred tax:
Deferred taxation – current year	(1,994,609)	694,363
Deferred taxation – prior years	141,785	—
Income tax (expense) benefit reported in the income statement	$(1,838,490)	$694,363

A reconciliation follows between tax expense and the product of accounting profit multiplied by the United States domestic tax rate for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Accounting (loss) profit before tax from continuing operations	$(1,572,124)	$(1,620,117)
Accounting (loss) profit before income tax	(1,572,124)	(1,620,117)
Federal income tax benefit at federal statutory rate of 21%	330,146	340,198
State income tax benefit, net of federal benefit	121,463	93,644
Permanent differences, net	17,377	17,892
Other	156,123	242,629
Valuation allowance charges affecting the income tax provision	(2,463,599)	—
Total	$(1,838,490)	$694,363

Deferred Tax

Deferred tax is comprised of the following as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Non-Current
Deferred revenue	$121,052	$9,402
Loan Loss Reserve	9,083	—
Fixed assets	16	—
NOL carryforward	2,333,448	1,843,424
Valuation allowance	(2,463,599)	—
Net deferred tax assets	—	1,852,826
Reflected in the Balance Sheets:
position as follows:
Deferred tax assets	—	1,852,826
Deferred tax liabilities	—	—
Deferred tax assets net	$—	$1,852,826

Reconciliation of deferred tax assets, net

	2023	2022
Opening balance as of January 1,	$1,852,826	$1,158,463
Tax (expense)/benefit during the period recognized in profit or loss	(1,852,826)	694,363
Closing balance as of December 31,	$—	$1,852,826

The Company offsets tax assets and liabilities only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.

The Company has US federal and State of California tax losses totaling $8.8 million and $7.1 million, respectively which have an unlimited carryover period for federal and 20 years for state. State of California losses begin to expire in 2037. As of December 31, 2023 and 2022, the Company had no provision for uncertain tax positions and no provisions for penalties or interest. In addition, the Company does not believe that there are any uncertain tax benefits that could be recognized in the near future that would impact the Company’s effective tax rate. The company recorded a valuation allowance of $2,463,599 on their deferred tax assets as there not enough positive evidence to support their utilization.

IDoc Virtual Telehealth Solutions, Inc.
Income Taxes
Note 9	Income Taxes

The components of income tax expense for the three months ended March 31 were as follows:

	2024	2023
Income (loss) before taxes	$249,089	$(321,637)
Expected United States income tax (expense) benefit at statutory rate of 21%	$(52,318)	$68,000
Expected State income tax (expense) benefit at statutory rate of 1.32% at March 31, 2024 and 2023, respectively	(3,285)	4,270
Total income tax (expense) benefit	$(55,603)	$72,270

For the three months ended March 31, 2024, the Company recorded income tax expense of $55,603 for continuing operations. The effective tax rate of 22.32% applied to income for the three months ended March 31, 2024 varied from the statutory United States federal income tax rate of 21.0% primarily due to the effect of state income taxes, net of the federal benefit, and adjustments for meals, entertainment and penalties. The Company recognizes income tax benefits from uncertain tax positions where the realization of the ultimate benefit is uncertain. As of March 31, 2024 and December 31, 2023, the Company has no unrecognized income tax benefits.

Note 12Income Taxes

The components of income tax expense for the years ended December 31 were as follows:

Consolidated income statement	December 31, 2023	December 31, 2022
Current income Tax:
Current tax on profits	$(12,489)	$(22,281)
Tax regarding prior years	81,066	—
Deferred tax:
Deferred taxation – current year	1,071,219	(52,665)
Deferred taxation – prior years	(69,386)	66,415
Income tax benefit (expense) reported in the income statement	$1,070,410	$(8,531)

A reconciliation follows between tax expense and the product of accounting profit multiplied by the United States domestic tax rate for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Accounting loss income before tax from continuing operations	$(4,930,528)	$(9,593)
Accounting loss before income tax	(4,930,528)	(9,593)
Federal income tax benefit (expense) at statutory income tax rate of 21%	1,035,411	2,015
State income tax benefit (expense), net of federal benefit	61,164	10,295
Remeasurement of deferred taxes due to US tax legislative changes	—	—
Permanent differences, net	(46,979)	(87,256)
Deferred tax true-up	(69,386)	66,415
Other	90,200	—
Total	$1,070,410	$(8,531)

Deferred tax

Deferred tax is comprised of the following:

	December 31, 2023	December 31, 2022
Non-current
Cash to accrual	$(285,668)	$(952,237)
Right of use assets	(317,376)	(323,872)
Right of use liabilities	356,981	326,176
NOL carryforward	839,597	546,861
Interest expense disallowance	—	—
Fixed assets	(2,157)	(176)
Deferred revenue	4,463	—
Charitable contribution carryover	2,745	—
Net deferred tax assets (liabilities)	$598,585	$(403,248)

Reconciliation of deferred tax assets (liabilities), net

	December 31, 2023	December 31, 2022
Opening balance	$(403,248)	$—
Tax benefit/(expense) during the period recognized in profit or loss	1,071,219	(52,665)
Reclass from current taxes payable	—	(416,998)
Deferred tax true up	(69,386)	66,415
Closing balance	$598,585	$(403,248)

The Company offsets tax assets and liabilities only if it has a legally enforceable right to set off current tax assets and current tax liabilities, and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority. The Company has US federal and State of Georgia and Colorado tax losses totaling $3.6 million and $0.7 million, respectively, which have an unlimited carryover period. Additionally, the Company has State of Colorado tax losses totaling $1.0 million, which begin to expire in 2042.

As of December 31, 2023 and 2022, the Company had no provision for uncertain tax positions and no provisions for penalties or interest. In addition, the Company does not believe that there are any uncertain tax benefits that could be recognized in the near future that would impact the Company’s effective tax rate.